UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)
Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXIPX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Class L/MXIPX)	$102.00	1.02%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,237M
Total number of portfolio holdings	18
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.54%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.46%
Empower Global Bond Fund Institutional Class	8.38%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.53%
Empower Large Cap Value Fund Institutional Class	6.26%
Empower Real Estate Index Fund Institutional Class	5.07%
Empower International Value Fund Institutional Class	4.71%
Empower Inflation-Protected Securities Fund Institutional Class	4.37%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKVX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Institutional Class/MXKVX)	$42.00	0.42%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,237M
Total number of portfolio holdings	18
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.54%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.46%
Empower Global Bond Fund Institutional Class	8.38%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.53%
Empower Large Cap Value Fund Institutional Class	6.26%
Empower Real Estate Index Fund Institutional Class	5.07%
Empower International Value Fund Institutional Class	4.71%
Empower Inflation-Protected Securities Fund Institutional Class	4.37%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXCPX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Investor Class/MXCPX)	$77.00	0.77%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,237M
Total number of portfolio holdings	18
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.54%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.46%
Empower Global Bond Fund Institutional Class	8.38%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.53%
Empower Large Cap Value Fund Institutional Class	6.26%
Empower Real Estate Index Fund Institutional Class	5.07%
Empower International Value Fund Institutional Class	4.71%
Empower Inflation-Protected Securities Fund Institutional Class	4.37%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXHPX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	$108.00	1.08%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$648M
Total number of portfolio holdings	18
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.00%
Empower Large Cap Value Fund Institutional Class	10.15%
Empower International Value Fund Institutional Class	7.64%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.54%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.13%
Empower Real Estate Index Fund Institutional Class	4.54%
Empower Large Cap Growth Fund Institutional Class	4.04%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJUX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	$48.00	0.48%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$648M
Total number of portfolio holdings	18
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.00%
Empower Large Cap Value Fund Institutional Class	10.15%
Empower International Value Fund Institutional Class	7.64%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.54%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.13%
Empower Real Estate Index Fund Institutional Class	4.54%
Empower Large Cap Growth Fund Institutional Class	4.04%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Conservative Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXDPX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	$83.00	0.83%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$648M
Total number of portfolio holdings	18
Total advisory fee paid	$0.3M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.00%
Empower Large Cap Value Fund Institutional Class	10.15%
Empower International Value Fund Institutional Class	7.64%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.54%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.13%
Empower Real Estate Index Fund Institutional Class	4.54%
Empower Large Cap Growth Fund Institutional Class	4.04%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXGPX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Class L/MXGPX)	$117.00	1.17%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,691M
Total number of portfolio holdings	18
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	16.00%
Empower Large Cap Value Fund Institutional Class	14.02%
Empower International Value Fund Institutional Class	10.55%
Empower Mid Cap Value Fund Institutional Class	7.66%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.79%
Empower International Growth Fund Institutional Class	4.23%
Empower Real Estate Index Fund Institutional Class	4.04%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXITX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Institutional Class/MXITX)	$57.00	0.57%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,691M
Total number of portfolio holdings	18
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	16.00%
Empower Large Cap Value Fund Institutional Class	14.02%
Empower International Value Fund Institutional Class	10.55%
Empower Mid Cap Value Fund Institutional Class	7.66%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.79%
Empower International Growth Fund Institutional Class	4.23%
Empower Real Estate Index Fund Institutional Class	4.04%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderate Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMPX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Investor Class/MXMPX)	$92.00	0.92%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,691M
Total number of portfolio holdings	18
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	16.00%
Empower Large Cap Value Fund Institutional Class	14.02%
Empower International Value Fund Institutional Class	10.55%
Empower Mid Cap Value Fund Institutional Class	7.66%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.79%
Empower International Growth Fund Institutional Class	4.23%
Empower Real Estate Index Fund Institutional Class	4.04%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHRX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	$66.00	0.66%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$909M
Total number of portfolio holdings	18
Total advisory fee paid	$0.5M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.36%
Empower International Value Fund Institutional Class	13.08%
Empower Mid Cap Value Fund Institutional Class	9.50%
Empower of America Contract	8.99%
Empower Large Cap Growth Fund Institutional Class	6.98%
Empower Small Cap Value Fund Institutional Class	6.19%
Empower International Growth Fund Institutional Class	5.25%
Empower Emerging Markets Equity Fund Institutional Class	4.86%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3.79%
Empower Real Estate Index Fund Institutional Class	3.54%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBPX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	$101.00	1.01%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$909M
Total number of portfolio holdings	18
Total advisory fee paid	$0.5M
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.36%
Empower International Value Fund Institutional Class	13.08%
Empower Mid Cap Value Fund Institutional Class	9.50%
Empower of America Contract	8.99%
Empower Large Cap Growth Fund Institutional Class	6.98%
Empower Small Cap Value Fund Institutional Class	6.19%
Empower International Growth Fund Institutional Class	5.25%
Empower Emerging Markets Equity Fund Institutional Class	4.86%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3.79%
Empower Real Estate Index Fund Institutional Class	3.54%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGTX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	$81.00	0.81%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$791M
Total number of portfolio holdings	10
Total advisory fee paid	$0.4M
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.23%
Empower International Value Fund Institutional Class	18.25%
Empower Mid Cap Value Fund Institutional Class	13.25%
Empower Large Cap Growth Fund Institutional Class	9.70%
Empower Small Cap Value Fund Institutional Class	8.64%
Empower International Growth Fund Institutional Class	7.32%
Empower Emerging Markets Equity Fund Institutional Class	6.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Small Cap Growth Fund Institutional Class	3.48%
Empower Real Estate Index Fund Institutional Class	3.04%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Aggressive Profile Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXAPX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Investor Class/MXAPX)	$116.00	1.16%(a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$791M
Total number of portfolio holdings	10
Total advisory fee paid	$0.4M
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.23%
Empower International Value Fund Institutional Class	18.25%
Empower Mid Cap Value Fund Institutional Class	13.25%
Empower Large Cap Growth Fund Institutional Class	9.70%
Empower Small Cap Value Fund Institutional Class	8.64%
Empower International Growth Fund Institutional Class	7.32%
Empower Emerging Markets Equity Fund Institutional Class	6.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Small Cap Growth Fund Institutional Class	3.48%
Empower Real Estate Index Fund Institutional Class	3.04%
Sector Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2024

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX
(the "Fund(s)")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
9,624,548	Empower Core Bond Fund Institutional Class(a)	$ 80,846,204
13,716,513	Empower Global Bond Fund Institutional Class(a)	103,696,839
4,992,706	Empower High Yield Bond Fund Institutional Class(a)	48,978,445
6,019,595	Empower Inflation-Protected Securities Fund Institutional Class(a)	54,116,155
12,623,958	Empower Multi-Sector Bond Fund Institutional Class(a)	104,652,610
11,613,883	Empower Short Duration Bond Fund Institutional Class(a)	112,654,663
9,884,357	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	80,755,199

TOTAL BOND MUTUAL FUNDS — 47.36% (Cost $601,227,524)		$585,700,115
EQUITY MUTUAL FUNDS
2,320,737	Empower Emerging Markets Equity Fund Institutional Class(a)	21,698,893
2,397,833	Empower International Growth Fund Institutional Class(a)	23,378,872
6,620,336	Empower International Value Fund Institutional Class(a)	58,258,955
2,526,584	Empower Large Cap Growth Fund Institutional Class(a)	30,975,913
10,188,709	Empower Large Cap Value Fund Institutional Class(a)	77,434,191
Shares		Fair Value
Equity Mutual Funds — (continued)
4,824,498	Empower Mid Cap Value Fund Institutional Class(a)	$ 42,310,849
7,477,139	Empower Real Estate Index Fund Institutional Class(a)	62,733,196
981,957	Empower Small Cap Growth Fund Institutional Class(a)	11,066,653
3,970,946	Empower Small Cap Value Fund Institutional Class(a)	27,598,077
2,690,017	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,974,009

TOTAL EQUITY MUTUAL FUNDS — 30.12% (Cost $332,999,555)		$372,429,608
Account Balance
FIXED INTEREST CONTRACT
278,878,678(b)	Empower of America Contract(a) 1.85%(c)	278,878,678

TOTAL FIXED INTEREST CONTRACT — 22.55% (Cost $278,878,678)		$278,878,678
TOTAL INVESTMENTS — 100.03% (Cost $1,213,105,757)		$1,237,008,401
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(335,431)
TOTAL NET ASSETS — 100.00%		$1,236,672,970

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,969,825	Empower Core Bond Fund Institutional Class(a)	$ 33,346,528
5,653,591	Empower Global Bond Fund Institutional Class(a)	42,741,152
2,055,546	Empower High Yield Bond Fund Institutional Class(a)	20,164,908
2,478,518	Empower Inflation-Protected Securities Fund Institutional Class(a)	22,281,874
5,199,609	Empower Multi-Sector Bond Fund Institutional Class(a)	43,104,768
1,918,424	Empower Short Duration Bond Fund Institutional Class(a)	18,608,710
4,076,531	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	33,305,255

TOTAL BOND MUTUAL FUNDS — 32.94% (Cost $221,389,683)		$213,553,195
EQUITY MUTUAL FUNDS
1,968,054	Empower Emerging Markets Equity Fund Institutional Class(a)	18,401,308
2,034,934	Empower International Growth Fund Institutional Class(a)	19,840,603
5,630,027	Empower International Value Fund Institutional Class(a)	49,544,240
2,136,075	Empower Large Cap Growth Fund Institutional Class(a)	26,188,272
8,660,846	Empower Large Cap Value Fund Institutional Class(a)	65,822,431
4,100,876	Empower Mid Cap Value Fund Institutional Class(a)	35,964,681
Shares		Fair Value
Equity Mutual Funds — (continued)
3,510,994	Empower Real Estate Index Fund Institutional Class(a)	$ 29,457,237
827,933	Empower Small Cap Growth Fund Institutional Class(a)	9,330,805
3,365,618	Empower Small Cap Value Fund Institutional Class(a)	23,391,046
2,270,918	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,329,496

TOTAL EQUITY MUTUAL FUNDS — 45.08% (Cost $266,359,510)		$292,270,119
Account Balance
FIXED INTEREST CONTRACT
142,654,006(b)	Empower of America Contract(a) 1.85%(c)	142,654,006

TOTAL FIXED INTEREST CONTRACT — 22.01% (Cost $142,654,006)		$142,654,006
TOTAL INVESTMENTS — 100.03% (Cost $630,403,199)		$648,477,320
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(177,927)
TOTAL NET ASSETS — 100.00%		$648,299,393

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,532,767	Empower Core Bond Fund Institutional Class(a)	$ 63,275,241
10,721,295	Empower Global Bond Fund Institutional Class(a)	81,052,993
3,893,322	Empower High Yield Bond Fund Institutional Class(a)	38,193,495
4,697,930	Empower Inflation-Protected Securities Fund Institutional Class(a)	42,234,393
9,872,106	Empower Multi-Sector Bond Fund Institutional Class(a)	81,839,759
3,623,695	Empower Short Duration Bond Fund Institutional Class(a)	35,149,838
7,740,304	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	63,238,282

TOTAL BOND MUTUAL FUNDS — 23.95% (Cost $444,919,881)		$404,984,001
EQUITY MUTUAL FUNDS
7,093,170	Empower Emerging Markets Equity Fund Institutional Class(a)	66,321,133
7,332,174	Empower International Growth Fund Institutional Class(a)	71,488,699
20,280,502	Empower International Value Fund Institutional Class(a)	178,468,420
7,727,161	Empower Large Cap Growth Fund Institutional Class(a)	94,735,002
31,193,654	Empower Large Cap Value Fund Institutional Class(a)	237,071,774
Shares		Fair Value
Equity Mutual Funds — (continued)
14,767,534	Empower Mid Cap Value Fund Institutional Class(a)	$ 129,511,274
8,141,545	Empower Real Estate Index Fund Institutional Class(a)	68,307,562
3,009,994	Empower Small Cap Growth Fund Institutional Class(a)	33,922,629
12,127,871	Empower Small Cap Value Fund Institutional Class(a)	84,288,706
8,204,044	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	51,767,519

TOTAL EQUITY MUTUAL FUNDS — 60.08% (Cost $968,516,723)		$1,015,882,718
Account Balance
FIXED INTEREST CONTRACT
270,539,592(b)	Empower of America Contract(a) 1.85%(c)	270,539,592

TOTAL FIXED INTEREST CONTRACT — 16.00% (Cost $270,539,592)		$270,539,592
TOTAL INVESTMENTS — 100.03% (Cost $1,683,976,196)		$1,691,406,311
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(493,161)
TOTAL NET ASSETS — 100.00%		$1,690,913,150

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,727,208	Empower Core Bond Fund Institutional Class(a)	$ 22,908,542
3,884,194	Empower Global Bond Fund Institutional Class(a)	29,364,504
1,416,054	Empower High Yield Bond Fund Institutional Class(a)	13,891,486
1,705,390	Empower Inflation-Protected Securities Fund Institutional Class(a)	15,331,458
3,583,124	Empower Multi-Sector Bond Fund Institutional Class(a)	29,704,102
3,013,165	Empower Short Duration Bond Fund Institutional Class(a)	29,227,704
2,801,870	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	22,891,280

TOTAL BOND MUTUAL FUNDS — 17.98% (Cost $170,641,352)		$163,319,076
EQUITY MUTUAL FUNDS
4,727,270	Empower Emerging Markets Equity Fund Institutional Class(a)	44,199,969
4,891,848	Empower International Growth Fund Institutional Class(a)	47,695,521
13,513,500	Empower International Value Fund Institutional Class(a)	118,918,804
5,175,706	Empower Large Cap Growth Fund Institutional Class(a)	63,454,161
20,764,498	Empower Large Cap Value Fund Institutional Class(a)	157,810,191
9,840,209	Empower Mid Cap Value Fund Institutional Class(a)	86,298,633
Shares		Fair Value
Equity Mutual Funds — (continued)
3,832,164	Empower Real Estate Index Fund Institutional Class(a)	$ 32,151,853
2,009,599	Empower Small Cap Growth Fund Institutional Class(a)	22,648,181
8,094,169	Empower Small Cap Value Fund Institutional Class(a)	56,254,475
5,457,214	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,435,022

TOTAL EQUITY MUTUAL FUNDS — 73.06% (Cost $637,273,026)		$663,866,810
Account Balance
FIXED INTEREST CONTRACT
81,698,123(b)	Empower of America Contract(a) 1.85%(c)	81,698,123

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $81,698,123)		$81,698,123
TOTAL INVESTMENTS — 100.03% (Cost $889,612,501)		$908,884,009
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(267,566)
TOTAL NET ASSETS — 100.00%		$908,616,443

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 28, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,743,292	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 53,699,775
5,937,136	Empower International Growth Fund Institutional Class(a)	57,887,083
16,408,957	Empower International Value Fund Institutional Class(a)	144,398,821
6,257,519	Empower Large Cap Growth Fund Institutional Class(a)	76,717,191
25,225,564	Empower Large Cap Value Fund Institutional Class(a)	191,714,287
11,953,298	Empower Mid Cap Value Fund Institutional Class(a)	104,830,425
2,865,318	Empower Real Estate Index Fund Institutional Class(a)	24,040,015
2,442,861	Empower Small Cap Growth Fund Institutional Class(a)	27,531,044
Shares		Fair Value
Equity Mutual Funds — (continued)
9,838,887	Empower Small Cap Value Fund Institutional Class(a)	$ 68,380,267
6,642,833	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,916,276

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $758,651,421)		$791,115,184
TOTAL INVESTMENTS — 100.03% (Cost $758,651,421)		$791,115,184
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(237,895)
TOTAL NET ASSETS — 100.00%		$790,877,289

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,237,008,401	$648,477,320	$1,691,406,311
Subscriptions receivable	1,867,275	701,303	3,502,708
Receivable for investments sold	22,768	366,303	402,389
Total Assets	1,238,898,444	649,544,926	1,695,311,408
LIABILITIES:
Payable for distribution fees	976	3,387	20,774
Payable for investments purchased	317,220	-	2,760,648
Payable for shareholder services fees	314,734	163,193	416,080
Payable to investment adviser	19,721	11,347	56,307
Redemptions payable	1,572,823	1,067,606	1,144,449
Total Liabilities	2,225,474	1,245,533	4,398,258
NET ASSETS	$1,236,672,970	$648,299,393	$1,690,913,150
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,190,218	$7,808,889	$24,267,799
Paid-in capital in excess of par	1,283,222,206	670,277,900	1,887,288,131
Undistributed/accumulated deficit	(62,739,454)	(29,787,396)	(220,642,780)
NET ASSETS	$1,236,672,970	$648,299,393	$1,690,913,150
NET ASSETS BY CLASS
Investor Class	$1,172,868,687	$590,158,841	$1,452,836,866
Class L	$6,151,306	$17,497,551	$109,572,491
Institutional Class	$57,652,977	$40,643,001	$128,503,793
CAPITAL STOCK:
Authorized
Investor Class	800,000,000	380,000,000	1,050,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	155,344,296	72,121,310	220,939,343
Class L	665,312	1,838,443	9,673,841
Institutional Class	5,892,575	4,129,137	12,064,806
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.55	$8.18	$6.58
Class L	$9.25	$9.52	$11.33
Institutional Class	$9.78	$9.84	$10.65
(a) Cost of investments, affiliated	$1,213,105,757	$630,403,199	$1,683,976,196
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$908,884,009	$791,115,184
Subscriptions receivable	2,251,788	1,137,280
Receivable for investments sold	14,525	-
Total Assets	911,150,322	792,252,464
LIABILITIES:
Payable for investments purchased	992,434	681,434
Payable for shareholder services fees	220,400	177,865
Payable to investment adviser	47,166	60,030
Redemptions payable	1,273,879	455,846
Total Liabilities	2,533,879	1,375,175
NET ASSETS	$908,616,443	$790,877,289
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,386,796	$12,544,923
Paid-in capital in excess of par	1,007,622,697	885,259,476
Undistributed/accumulated deficit	(111,393,050)	(106,927,110)
NET ASSETS	$908,616,443	$790,877,289
NET ASSETS BY CLASS
Investor Class	$829,660,829	$675,356,684
Institutional Class	$78,955,614	$115,520,605
CAPITAL STOCK:
Authorized
Investor Class	570,000,000	480,000,000
Institutional Class	75,000,000	85,000,000
Issued and Outstanding
Investor Class	116,046,627	115,143,209
Institutional Class	7,821,334	10,306,018
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.15	$5.87
Institutional Class	$10.09	$11.21
(a) Cost of investments, affiliated	$889,612,501	$758,651,421
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$2,801,097	$1,402,878	$2,342,878
Total Income	2,801,097	1,402,878	2,342,878
EXPENSES:
Management fees	677,918	347,835	797,882
Shareholder services fees – Investor Class	2,252,970	1,115,642	2,368,951
Shareholder services fees – Class L	9,523	33,262	204,003
Distribution fees – Class L	6,756	23,634	144,895
Total Expenses	2,947,167	1,520,373	3,515,731
Less management fees waived	536,753	268,750	447,829
Net Expenses	2,410,414	1,251,623	3,067,902
NET INVESTMENT INCOME (LOSS)	390,683	151,255	(725,024)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(32,303,856)	(15,239,047)	8,016,928
Net Realized Gain (Loss)	(32,303,856)	(15,239,047)	8,016,928
Net change in unrealized appreciation on investments, affiliated	62,166,186	39,285,060	68,047,824
Net Change in Unrealized Appreciation	62,166,186	39,285,060	68,047,824
Net Realized and Unrealized Gain	29,862,330	24,046,013	76,064,752
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,253,013	$24,197,268	$75,339,728
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$768,517	$-
Total Income	768,517	-
EXPENSES:
Management fees	465,868	391,968
Shareholder services fees – Investor Class	1,503,695	1,172,764
Total Expenses	1,969,563	1,564,732
Less management fees waived	147,178	-
Net Expenses	1,822,385	1,564,732
NET INVESTMENT LOSS	(1,053,868)	(1,564,732)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(31,577,066)	(7,156)
Net Realized Loss	(31,577,066)	(7,156)
Net change in unrealized appreciation on investments, affiliated	86,754,476	64,033,503
Net Change in Unrealized Appreciation	86,754,476	64,033,503
Net Realized and Unrealized Gain	55,177,410	64,026,347
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,123,542	$62,461,615
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Conservative Profile Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$390,683	$30,233,246
Net realized gain (loss)	(32,303,856)	13,672,390
Net change in unrealized appreciation	62,166,186	58,646,419
Net Increase in Net Assets Resulting from Operations	30,253,013	102,552,055
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(44,100,867)
Class L	-	(212,640)
Institutional Class	-	(1,839,217)
From Net Investment Income and Net Realized Gains	0	(46,152,724)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	285,506,018	795,487,625
Class L	1,538,365	1,328,742
Institutional Class	9,031,711	39,660,744
Shares issued in reinvestment of distributions
Investor Class	-	44,100,867
Class L	-	212,640
Institutional Class	-	1,839,217
Shares redeemed
Investor Class	(493,045,952)	(369,057,144)
Class L	(2,340,283)	(2,572,726)
Institutional Class	(20,234,226)	(13,943,373)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(219,544,367)	497,056,592
Total Increase (Decrease) in Net Assets	(189,291,354)	553,455,923
NET ASSETS:
Beginning of Period	1,425,964,324	872,508,401
End of Period	$1,236,672,970	$1,425,964,324
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	38,431,369	111,461,053
Class L	167,252	152,082
Institutional Class	938,971	4,323,724
Shares issued in reinvestment of distributions
Investor Class	-	6,030,954
Class L	-	23,960
Institutional Class	-	194,660
Shares redeemed
Investor Class	(66,334,973)	(50,815,091)
Class L	(258,116)	(290,692)
Institutional Class	(2,094,568)	(1,497,939)
Net Increase (Decrease)	(29,150,065)	69,582,711
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Moderately Conservative Profile Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$151,255	$15,174,860
Net realized gain (loss)	(15,239,047)	13,666,144
Net change in unrealized appreciation	39,285,060	32,415,574
Net Increase in Net Assets Resulting from Operations	24,197,268	61,256,578
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(29,001,630)
Class L	-	(858,767)
Institutional Class	-	(1,706,527)
From Net Investment Income and Net Realized Gains	0	(31,566,924)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	201,462,137	406,133,933
Class L	397,281	497,796
Institutional Class	6,420,274	15,429,099
Shares issued in reinvestment of distributions
Investor Class	-	29,001,630
Class L	-	858,767
Institutional Class	-	1,706,527
Shares redeemed
Investor Class	(288,759,776)	(267,824,474)
Class L	(3,360,410)	(4,429,558)
Institutional Class	(6,500,349)	(6,106,537)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(90,340,843)	175,267,183
Total Increase (Decrease) in Net Assets	(66,143,575)	204,956,837
NET ASSETS:
Beginning of Period	714,442,968	509,486,131
End of Period	$648,299,393	$714,442,968
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	25,127,397	52,723,750
Class L	43,850	55,101
Institutional Class	661,759	1,666,707
Shares issued in reinvestment of distributions
Investor Class	-	3,701,495
Class L	-	94,836
Institutional Class	-	181,823
Shares redeemed
Investor Class	(35,925,414)	(34,329,861)
Class L	(356,869)	(495,647)
Institutional Class	(672,012)	(654,483)
Net Increase (Decrease)	(11,121,289)	22,943,721
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Moderate Profile Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(725,024)	$34,943,320
Net realized gain	8,016,928	36,030,906
Net change in unrealized appreciation	68,047,824	97,613,235
Net Increase in Net Assets Resulting from Operations	75,339,728	168,587,461
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(61,198,068)
Class L	-	(3,501,402)
Institutional Class	-	(4,020,475)
From Net Investment Income and Net Realized Gains	0	(68,719,945)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	356,597,485	532,220,958
Class L	192,546	996,852
Institutional Class	16,626,295	41,817,822
Shares issued in reinvestment of distributions
Investor Class	-	61,198,068
Class L	-	3,501,402
Institutional Class	-	4,020,475
Shares redeemed
Investor Class	(270,095,734)	(610,095,686)
Class L	(21,618,051)	(34,383,926)
Institutional Class	(21,411,373)	(22,757,863)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	60,291,168	(23,481,898)
Total Increase in Net Assets	135,630,896	76,385,618
NET ASSETS:
Beginning of Period	1,555,282,254	1,478,896,636
End of Period	$1,690,913,150	$1,555,282,254
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	55,393,863	87,322,982
Class L	17,004	94,980
Institutional Class	1,593,069	4,336,850
Shares issued in reinvestment of distributions
Investor Class	-	9,958,540
Class L	-	336,135
Institutional Class	-	405,732
Shares redeemed
Investor Class	(41,991,338)	(100,155,117)
Class L	(1,946,023)	(3,305,558)
Institutional Class	(2,042,183)	(2,345,813)
Net Increase (Decrease)	11,024,392	(3,351,269)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Moderately Aggressive Profile Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(1,053,868)	$19,253,589
Net realized gain (loss)	(31,577,066)	9,601,273
Net change in unrealized appreciation	86,754,476	81,350,508
Net Increase in Net Assets Resulting from Operations	54,123,542	110,205,370
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(41,126,313)
Institutional Class	-	(2,820,387)
From Net Investment Income and Net Realized Gains	0	(43,946,700)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	254,230,496	446,594,408
Institutional Class	9,677,793	17,760,758
Shares issued in reinvestment of distributions
Investor Class	-	41,126,313
Institutional Class	-	2,820,387
Shares redeemed
Investor Class	(347,452,844)	(339,426,462)
Institutional Class	(6,436,092)	(10,191,075)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(89,980,647)	158,684,329
Total Increase (Decrease) in Net Assets	(35,857,105)	224,942,999
NET ASSETS:
Beginning of Period	944,473,548	719,530,549
End of Period	$908,616,443	$944,473,548
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	36,498,445	69,152,510
Institutional Class	974,865	1,948,401
Shares issued in reinvestment of distributions
Investor Class	-	6,236,944
Institutional Class	-	304,679
Shares redeemed
Investor Class	(49,737,988)	(51,805,396)
Institutional Class	(653,687)	(1,121,993)
Net Increase (Decrease)	(12,918,365)	24,715,145
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Aggressive Profile Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income (loss)	$(1,564,732)	$14,321,510
Net realized gain (loss)	(7,156)	30,667,537
Net change in unrealized appreciation	64,033,503	64,437,839
Net Increase in Net Assets Resulting from Operations	62,461,615	109,426,886
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(31,652,435)
Institutional Class	-	(3,942,059)
From Net Investment Income and Net Realized Gains	0	(35,594,494)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	128,128,966	302,498,228
Institutional Class	11,263,314	19,650,057
Shares issued in reinvestment of distributions
Investor Class	-	31,652,435
Institutional Class	-	3,942,059
Shares redeemed
Investor Class	(177,798,948)	(186,829,550)
Institutional Class	(17,811,227)	(23,792,423)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(56,217,895)	147,120,806
Total Increase in Net Assets	6,243,720	220,953,198
NET ASSETS:
Beginning of Period	784,633,569	563,680,371
End of Period	$790,877,289	$784,633,569
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,582,656	59,539,111
Institutional Class	1,033,604	2,012,362
Shares issued in reinvestment of distributions
Investor Class	-	5,973,701
Institutional Class	-	395,322
Shares redeemed
Investor Class	(31,250,226)	(35,955,516)
Institutional Class	(1,618,478)	(2,455,249)
Net Increase (Decrease)	(9,252,444)	29,509,731
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$7.38	0.00(d)	0.17	0.17	-	-	-	$7.55	2.30%(e)
12/31/2023	$7.11	0.22	0.35	0.57	(0.22)	(0.08)	(0.30)	$7.38	8.25%
12/31/2022	$8.39	0.13	(0.96)	(0.83)	(0.14)	(0.31)	(0.45)	$7.11	(9.93%)
12/31/2021	$8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$8.39	6.35%
12/31/2020	$7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$8.30	8.21%
12/31/2019	$7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$7.87	11.54%
Class L
06/28/2024 (Unaudited)	$9.05	(0.01)(f)	0.21	0.20	-	-	-	$9.25	2.21%(e)
12/31/2023	$8.63	0.30	0.38	0.68	(0.18)	(0.08)	(0.26)	$9.05	8.03%
12/31/2022	$10.06	0.29	(1.31)	(1.02)	(0.10)	(0.31)	(0.41)	$8.63	(10.15%)
12/31/2021	$9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
12/31/2020	$9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$9.85	7.93%
12/31/2019	$8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$9.27	11.22%
Institutional Class
06/28/2024 (Unaudited)	$9.54	0.02	0.22	0.24	-	-	-	$9.78	2.52%(e)
12/31/2023	$9.11	0.48	0.29	0.77	(0.26)	(0.08)	(0.34)	$9.54	8.61%
12/31/2022	$10.63	0.22	(1.24)	(1.02)	(0.19)	(0.31)	(0.50)	$9.11	(9.65%)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
12/31/2020	$9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
12/31/2019	$9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$9.83	11.87%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$1,172,869	0.45%(i)	0.37%(i)	0.04%(i)	10%(e)
12/31/2023	$1,351,863	0.45%	0.37%	2.98%	14%
12/31/2022	$828,305	0.45%	0.37%	1.74%	16%
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
12/31/2020	$895,918	0.45%	0.37%	2.73%	30%
12/31/2019	$213,762	0.45%	0.37%	1.95%	20%
Class L
06/28/2024 (Unaudited)	$6,151	0.70%(i)	0.62%(i)	(0.20%)(i)	10%(e)
12/31/2023	$6,840	0.70%	0.62%	3.45%	14%
12/31/2022	$7,513	0.70%	0.62%	3.15%	16%
12/31/2021	$9,557	0.70%	0.62%	3.99%	16%
12/31/2020	$10,027	0.70%	0.62%	1.11%	30%
12/31/2019	$605,779	0.70%	0.62%	1.83%	20%
Institutional Class
06/28/2024 (Unaudited)	$57,653	0.10%(i)	0.02%(i)	0.39%(i)	10%(e)
12/31/2023	$67,262	0.10%	0.02%	5.17%	14%
12/31/2022	$36,690	0.10%	0.02%	2.25%	16%
12/31/2021	$39,423	0.10%	0.02%	3.20%	16%
12/31/2020	$33,198	0.10%	0.02%	2.48%	30%
12/31/2019	$40,399	0.10%	0.02%	2.36%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$7.90	0.00(d)	0.28	0.28	-	-	-	$8.18	3.54%(e)
12/31/2023	$7.58	0.20	0.54	0.74	(0.25)	(0.17)	(0.42)	$7.90	9.90%
12/31/2022	$9.14	0.13	(1.12)	(0.99)	(0.14)	(0.43)	(0.57)	$7.58	(10.82%)
12/31/2021	$8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$9.14	9.13%
12/31/2020	$8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$8.95	9.57%
12/31/2019	$7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$8.38	14.45%
Class L
06/28/2024 (Unaudited)	$9.20	(0.01)(f)	0.33	0.32	-	-	-	$9.52	3.48%(e)
12/31/2023	$8.75	0.35	0.48	0.83	(0.21)	(0.17)	(0.38)	$9.20	9.62%
12/31/2022	$10.44	0.15	(1.30)	(1.15)	(0.11)	(0.43)	(0.54)	$8.75	(11.01%)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
12/31/2020	$9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
12/31/2019	$8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$9.45	14.14%
Institutional Class
06/28/2024 (Unaudited)	$9.49	0.02	0.33	0.35	-	-	-	$9.84	3.69%(e)
12/31/2023	$9.02	0.48	0.44	0.92	(0.28)	(0.17)	(0.45)	$9.49	10.34%
12/31/2022	$10.77	0.22	(1.35)	(1.13)	(0.19)	(0.43)	(0.62)	$9.02	(10.48%)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
12/31/2020	$9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
12/31/2019	$9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$9.73	14.80%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$590,159	0.45%(i)	0.37%(i)	0.03%(i)	16%(e)
12/31/2023	$655,356	0.45%	0.37%	2.54%	20%
12/31/2022	$461,064	0.45%	0.37%	1.61%	20%
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
Class L
06/28/2024 (Unaudited)	$17,498	0.70%(i)	0.62%(i)	(0.22%)(i)	16%(e)
12/31/2023	$19,802	0.70%	0.62%	3.88%	20%
12/31/2022	$21,850	0.70%	0.62%	1.59%	20%
12/31/2021	$26,423	0.70%	0.62%	2.97%	20%
12/31/2020	$26,264	0.70%	0.62%	0.94%	34%
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
Institutional Class
06/28/2024 (Unaudited)	$40,643	0.10%(i)	0.02%(i)	0.38%(i)	16%(e)
12/31/2023	$39,285	0.10%	0.02%	5.12%	20%
12/31/2022	$26,572	0.10%	0.02%	2.26%	20%
12/31/2021	$27,505	0.10%	0.02%	3.98%	20%
12/31/2020	$21,473	0.10%	0.02%	2.50%	34%
12/31/2019	$20,093	0.10%	0.02%	2.17%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$6.28	(0.00)(d)	0.30	0.30	-	-	-	$6.58	4.78%(e)
12/31/2023	$5.89	0.11	0.58	0.69	(0.22)	(0.08)	(0.30)	$6.28	11.93%
12/31/2022	$7.34	0.09	(0.97)	(0.88)	(0.15)	(0.42)	(0.57)	$5.89	(12.02%)
12/31/2021	$7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$7.34	11.98%
12/31/2020	$6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$7.07	11.25%
12/31/2019	$6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$6.57	17.52%
Class L
06/28/2024 (Unaudited)	$10.82	(0.02)	0.53	0.51	-	-	-	$11.33	4.62%(e)
12/31/2023	$9.97	0.45	0.68	1.13	(0.20)	(0.08)	(0.28)	$10.82	11.64%
12/31/2022	$12.05	0.17	(1.63)	(1.46)	(0.20)	(0.42)	(0.62)	$9.97	(12.16%)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
12/31/2019	$9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
Institutional Class
06/28/2024 (Unaudited)	$10.15	0.01(f)	0.49	0.50	-	-	-	$10.65	4.93%(e)
12/31/2023	$9.38	0.57	0.56	1.13	(0.28)	(0.08)	(0.36)	$10.15	12.20%
12/31/2022	$11.31	0.22	(1.53)	(1.31)	(0.20)	(0.42)	(0.62)	$9.38	(11.56%)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
12/31/2020	$9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
12/31/2019	$8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$9.81	18.00%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$1,452,837	0.45%(i)	0.39%(i)	(0.10%)(i)	7%(e)
12/31/2023	$1,302,673	0.45%	0.39%	1.83%	18%
12/31/2022	$1,239,661	0.45%	0.39%	1.46%	14%
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
12/31/2019	$740,432	0.45%	0.39%	1.63%	27%
Class L
06/28/2024 (Unaudited)	$109,572	0.70%(i)	0.64%(i)	(0.35%)(i)	7%(e)
12/31/2023	$125,601	0.70%	0.64%	4.33%	18%
12/31/2022	$144,374	0.70%	0.64%	1.54%	14%
12/31/2021	$179,322	0.70%	0.64%	3.69%	18%
12/31/2020	$173,155	0.70%	0.65%	0.87%	34%
12/31/2019	$797,338	0.70%	0.64%	1.53%	27%
Institutional Class
06/28/2024 (Unaudited)	$128,504	0.10%(i)	0.04%(i)	0.25%(i)	7%(e)
12/31/2023	$127,008	0.10%	0.04%	5.85%	18%
12/31/2022	$94,861	0.10%	0.04%	2.14%	14%
12/31/2021	$106,744	0.10%	0.04%	4.13%	18%
12/31/2020	$109,001	0.10%	0.05%	2.15%	34%
12/31/2019	$132,857	0.10%	0.04%	1.99%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$6.75	(0.01)	0.41	0.40	—	—	—	$7.15	5.93%(d)
12/31/2023	$6.28	0.14	0.70	0.84	(0.15)	(0.22)	(0.37)	$6.75	13.60%
12/31/2022	$7.95	0.10	(1.14)	(1.04)	(0.11)	(0.52)	(0.63)	$6.28	(13.09%)
12/31/2021	$7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$7.95	14.25%
12/31/2020	$7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$7.64	11.75%
12/31/2019	$6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$7.45	20.35%
Institutional Class
06/28/2024 (Unaudited)	$9.52	0.00(e)(f)	0.57	0.57	—	—	—	$10.09	5.99%(d)
12/31/2023	$8.71	0.56	0.65	1.21	(0.18)	(0.22)	(0.40)	$9.52	14.04%
12/31/2022	$10.75	0.23	(1.61)	(1.38)	(0.14)	(0.52)	(0.66)	$8.71	(12.77%)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
12/31/2020	$9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
12/31/2019	$8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$9.65	20.64%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/28/2024 (Unaudited)	$829,661	0.45% (i)	0.42% (i)	(0.25%) (i)	13% (d)
12/31/2023	$873,081	0.45%	0.42%	2.14%	19%
12/31/2022	$664,044	0.45%	0.42%	1.38%	19%
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
Institutional Class
06/28/2024 (Unaudited)	$78,956	0.10% (i)	0.07% (i)	0.10%	13% (d)
12/31/2023	$71,393	0.10%	0.07%	6.18%	19%
12/31/2022	$55,487	0.10%	0.07%	2.41%	19%
12/31/2021	$55,232	0.10%	0.07%	4.36%	23%
12/31/2020	$60,144	0.10%	0.07%	2.12%	63%
12/31/2019	$61,262	0.10%	0.07%	1.88%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$5.43	(0.01)	0.45	0.44	—	—	—	$5.87	8.10%(d)
12/31/2023	$4.92	0.07	0.75	0.82	(0.17)	(0.14)	(0.31)	$5.43	16.94%
12/31/2022	$6.66	0.07	(1.08)	(1.01)	(0.09)	(0.64)	(0.73)	$4.92	(15.17%)
12/31/2021	$6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$6.66	19.49%
12/31/2020	$5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$6.35	11.99%
12/31/2019	$5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$5.96	26.10%
Institutional Class
06/28/2024 (Unaudited)	$10.35	(0.01)	0.87	0.86	—	—	—	$11.21	8.31%(d)
12/31/2023	$9.16	0.68	0.88	1.56	(0.23)	(0.14)	(0.37)	$10.35	17.23%
12/31/2022	$11.67	0.19	(1.92)	(1.73)	(0.14)	(0.64)	(0.78)	$9.16	(14.81%)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
12/31/2020	$9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
12/31/2019	$8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$9.73	26.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/28/2024 (Unaudited)	$675,357	0.45% (g)	0.45% (g)	(0.45%) (g)	9% (d)
12/31/2023	$671,881	0.45%	0.45%	1.38%	17%
12/31/2022	$463,528	0.45%	0.45%	1.16%	19%
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
Institutional Class
06/28/2024 (Unaudited)	$115,521	0.10% (g)	0.10% (g)	(0.10%)	9% (d)
12/31/2023	$112,753	0.10%	0.10%	6.96%	17%
12/31/2022	$100,152	0.10%	0.10%	1.85%	19%
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein.Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Conservative Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments
Empower Moderately Conservative Profile Fund - seeks capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments
Empower Moderate Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds with a relatively equal emphasis on equity and fixed income investments
Empower Moderately Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments
Empower Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments
The Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares.  All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 28, 2024

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2024, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 28, 2024

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at NAV and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Conservative Profile Fund	$1,248,366,946	$55,177,228	$(66,535,773)	$(11,358,545)
Empower Moderately Conservative Profile Fund	661,349,679	29,375,543	(42,247,902)	(12,872,359)
Empower Moderate Profile Fund	1,758,626,718	87,768,625	(154,989,032)	(67,220,407)
Empower Moderately Aggressive Profile Fund	953,978,870	42,804,915	(87,899,776)	(45,094,861)
Empower Aggressive Profile Fund	813,359,272	49,905,469	(72,149,557)	(22,244,088)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds has entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

Semi-Annual Report - June 28, 2024

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2024, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 47.36%
Empower Core Bond Fund Institutional Class	9,624,548	$93,258,993	$9,274,927	$25,254,036	$(3,950,249)	$3,566,320	$-	$-	$80,846,204
Empower Global Bond Fund Institutional Class	13,716,513	124,278,289	13,417,886	37,341,369	(6,253,124)	3,342,033	-	-	103,696,839
Empower High Yield Bond Fund Institutional Class	4,992,706	55,639,892	4,842,186	12,526,241	333,839	1,022,608	-	-	48,978,445
Empower Inflation-Protected Securities Fund Institutional Class	6,019,595	62,004,049	5,114,676	15,156,496	(1,455,038)	2,153,926	-	-	54,116,155
Empower Multi-Sector Bond Fund Institutional Class	12,623,958	122,172,214	9,445,082	32,986,419	(4,690,704)	6,021,733	-	-	104,652,610
Empower Short Duration Bond Fund Institutional Class	11,613,883	124,254,440	15,131,680	29,909,258	(1,111,299)	3,177,801	-	-	112,654,663
Empower U.S. Government Mortgage Securities Fund Institutional Class	9,884,357	93,263,630	9,702,756	25,624,811	(4,254,557)	3,413,624	-	-	80,755,199
					(21,381,132)	22,698,045	0	0	585,700,115
EQUITY MUTUAL FUNDS 30.12%
Empower Emerging Markets Equity Fund Institutional Class	2,320,737	26,935,312	2,746,126	11,924,177	(1,530,075)	3,941,632	-	-	21,698,893
Empower International Growth Fund Institutional Class	2,397,833	26,735,051	3,147,754	9,567,784	(1,559,041)	3,063,851	-	-	23,378,872
Empower International Value Fund Institutional Class	6,620,336	66,742,173	8,043,018	19,250,807	1,286,824	2,724,571	-	-	58,258,955
Empower Large Cap Growth Fund Institutional Class	2,526,584	35,724,761	2,560,031	13,535,227	212,536	6,226,348	-	-	30,975,913
Empower Large Cap Value Fund Institutional Class	10,188,709	89,694,544	6,399,997	28,628,166	(375,747)	9,967,816	-	-	77,434,191
Empower Mid Cap Value Fund Institutional Class	4,824,498	48,729,270	5,238,127	15,839,945	(1,238,622)	4,183,397	-	-	42,310,849
Empower Real Estate Index Fund Institutional Class	7,477,139	71,614,178	12,519,342	24,368,381	(3,788,318)	2,968,057	-	-	62,733,196
Empower Small Cap Growth Fund Institutional Class	981,957	13,218,606	1,493,611	4,799,330	(384,096)	1,153,766	-	-	11,066,653
Empower Small Cap Value Fund Institutional Class	3,970,946	32,423,874	4,432,907	11,804,630	(1,547,093)	2,545,926	-	-	27,598,077
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,690,017	19,622,205	1,915,327	7,256,300	(1,999,092)	2,692,777	-	-	16,974,009
					(10,922,724)	39,468,141	0	0	372,429,608

Semi-Annual Report - June 28, 2024

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
FIXED INTEREST CONTRACT 22.55%
Empower of America Contract	278,878,678	$320,075,869	$26,039,274	$70,037,562	$-	$-	$2,801,097	$-	$278,878,678
					0	0	2,801,097	0	278,878,678
				Total	$(32,303,856)	$62,166,186	$2,801,097	$0	$1,237,008,401
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 32.94%
Empower Core Bond Fund Institutional Class	3,969,825	$36,752,574	$5,713,390	$11,152,515	$(2,158,145)	$2,033,079	$-	$-	$33,346,528
Empower Global Bond Fund Institutional Class	5,653,591	48,949,750	8,040,831	15,653,406	(2,540,576)	1,403,977	-	-	42,741,152
Empower High Yield Bond Fund Institutional Class	2,055,546	21,867,964	3,257,639	5,360,889	156,110	400,194	-	-	20,164,908
Empower Inflation-Protected Securities Fund Institutional Class	2,478,518	24,453,256	3,435,769	6,649,838	(752,547)	1,042,687	-	-	22,281,874
Empower Multi-Sector Bond Fund Institutional Class	5,199,609	48,092,335	6,426,297	13,943,868	(1,968,834)	2,530,004	-	-	43,104,768
Empower Short Duration Bond Fund Institutional Class	1,918,424	18,227,222	5,020,758	5,193,553	(226,418)	554,283	-	-	18,608,710
Empower U.S. Government Mortgage Securities Fund Institutional Class	4,076,531	36,742,669	5,842,047	11,154,280	(2,182,462)	1,874,819	-	-	33,305,255
					(9,672,872)	9,839,043	0	0	213,553,195
EQUITY MUTUAL FUNDS 45.08%
Empower Emerging Markets Equity Fund Institutional Class	1,968,054	21,759,504	3,260,365	9,922,212	(1,304,107)	3,303,651	-	-	18,401,308
Empower International Growth Fund Institutional Class	2,034,934	21,583,880	3,652,765	8,272,318	(1,620,970)	2,876,276	-	-	19,840,603
Empower International Value Fund Institutional Class	5,630,027	53,921,705	8,845,183	14,333,628	2,176,013	1,110,980	-	-	49,544,240
Empower Large Cap Growth Fund Institutional Class	2,136,075	28,875,208	3,154,892	11,098,436	39,139	5,256,608	-	-	26,188,272
Empower Large Cap Value Fund Institutional Class	8,660,846	72,683,654	8,256,192	20,684,426	2,330,435	5,567,011	-	-	65,822,431
Empower Mid Cap Value Fund Institutional Class	4,100,876	39,296,388	6,019,821	12,815,305	(1,034,082)	3,463,777	-	-	35,964,681
Empower Real Estate Index Fund Institutional Class	3,510,994	32,119,950	7,777,010	11,651,253	(1,513,478)	1,211,530	-	-	29,457,237
Empower Small Cap Growth Fund Institutional Class	827,933	10,629,385	1,725,270	4,370,585	(711,513)	1,346,735	-	-	9,330,805
Empower Small Cap Value Fund Institutional Class	3,365,618	26,300,355	5,052,288	10,678,458	(1,888,854)	2,716,861	-	-	23,391,046

Semi-Annual Report - June 28, 2024

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,270,918	$15,923,138	$2,266,886	$6,453,116	$(2,038,758)	$2,592,588	$-	$-	$14,329,496
					(5,566,175)	29,446,017	0	0	292,270,119
FIXED INTEREST CONTRACT 22.01%
Empower of America Contract	142,654,006	156,477,919	23,770,715	38,997,506	-	-	1,402,878	-	142,654,006
					0	0	1,402,878	0	142,654,006
				Total	$(15,239,047)	$39,285,060	$1,402,878	$0	$648,477,320
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 23.95%
Empower Core Bond Fund Institutional Class	7,532,767	$57,978,359	$8,288,305	$3,781,235	$(793,619)	$789,812	$-	$-	$63,275,241
Empower Global Bond Fund Institutional Class	10,721,295	77,294,340	10,355,673	5,764,064	(869,932)	(832,956)	-	-	81,052,993
Empower High Yield Bond Fund Institutional Class	3,893,322	34,598,569	4,137,315	1,532,662	2,887	990,273	-	-	38,193,495
Empower Inflation-Protected Securities Fund Institutional Class	4,697,930	38,483,358	5,130,235	2,072,767	(128,942)	693,567	-	-	42,234,393
Empower Multi-Sector Bond Fund Institutional Class	9,872,106	76,019,157	8,660,058	4,533,327	(603,230)	1,693,871	-	-	81,839,759
Empower Short Duration Bond Fund Institutional Class	3,623,695	28,713,054	7,449,369	1,654,709	(63,509)	642,124	-	-	35,149,838
Empower U.S. Government Mortgage Securities Fund Institutional Class	7,740,304	57,892,479	8,602,277	3,440,094	(475,414)	183,620	-	-	63,238,282
					(2,931,759)	4,160,311	0	0	404,984,001
EQUITY MUTUAL FUNDS 60.08%
Empower Emerging Markets Equity Fund Institutional Class	7,093,170	65,376,414	5,835,644	11,386,843	(156,799)	6,495,918	-	-	66,321,133
Empower International Growth Fund Institutional Class	7,332,174	64,972,852	7,947,934	4,536,438	1,037,228	3,104,351	-	-	71,488,699
Empower International Value Fund Institutional Class	20,280,502	162,487,453	16,255,544	7,924,332	2,011,748	7,649,755	-	-	178,468,420
Empower Large Cap Growth Fund Institutional Class	7,727,161	87,261,444	7,449,292	17,147,040	(216,202)	17,171,306	-	-	94,735,002
Empower Large Cap Value Fund Institutional Class	31,193,654	218,891,161	11,794,815	15,873,585	1,981,099	22,259,383	-	-	237,071,774
Empower Mid Cap Value Fund Institutional Class	14,767,534	118,653,060	9,880,350	4,038,794	2,453,301	5,016,658	-	-	129,511,274
Empower Real Estate Index Fund Institutional Class	8,141,545	62,349,750	10,701,641	3,181,763	1,484,619	(1,562,066)	-	-	68,307,562

Semi-Annual Report - June 28, 2024

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower Small Cap Growth Fund Institutional Class	3,009,994	$31,778,138	$3,546,488	$2,531,970	$899,781	$1,129,973	$-	$-	$33,922,629
Empower Small Cap Value Fund Institutional Class	12,127,871	78,963,503	9,783,873	4,525,025	2,379,983	66,355	-	-	84,288,706
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	8,204,044	47,610,044	5,673,958	4,072,363	(926,071)	2,555,880	-	-	51,767,519
					10,948,687	63,887,513	0	0	1,015,882,718
FIXED INTEREST CONTRACT 16.00%
Empower of America Contract	270,539,592	246,462,445	33,875,520	12,141,251	-	-	2,342,878	-	270,539,592
					0	0	2,342,878	0	270,539,592
				Total	$8,016,928	$68,047,824	$2,342,878	$0	$1,691,406,311
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
BOND MUTUAL FUNDS 17.98%
Empower Core Bond Fund Institutional Class	2,727,208	$23,743,608	$3,626,989	$5,600,463	$(1,199,658)	$1,138,408	$-	$-	$22,908,542
Empower Global Bond Fund Institutional Class	3,884,194	31,703,032	4,642,006	7,427,987	(1,177,797)	447,453	-	-	29,364,504
Empower High Yield Bond Fund Institutional Class	1,416,054	14,198,460	1,954,558	2,621,670	12,574	360,138	-	-	13,891,486
Empower Inflation-Protected Securities Fund Institutional Class	1,705,390	15,809,792	2,188,661	3,321,454	(454,748)	654,459	-	-	15,331,458
Empower Multi-Sector Bond Fund Institutional Class	3,583,124	31,183,134	3,830,380	6,785,948	(1,093,381)	1,476,536	-	-	29,704,102
Empower Short Duration Bond Fund Institutional Class	3,013,165	28,809,995	5,499,561	5,934,709	(340,141)	852,857	-	-	29,227,704
Empower U.S. Government Mortgage Securities Fund Institutional Class	2,801,870	23,743,702	3,711,877	5,523,971	(1,138,767)	959,672	-	-	22,891,280
					(5,391,918)	5,889,523	0	0	163,319,076
EQUITY MUTUAL FUNDS 73.06%
Empower Emerging Markets Equity Fund Institutional Class	4,727,270	49,127,319	5,522,702	17,998,494	(2,980,282)	7,548,442	-	-	44,199,969
Empower International Growth Fund Institutional Class	4,891,848	48,886,745	7,000,940	12,691,394	(1,618,691)	4,499,230	-	-	47,695,521
Empower International Value Fund Institutional Class	13,513,500	122,041,815	18,169,041	25,938,673	2,734,489	4,646,621	-	-	118,918,804
Empower Large Cap Growth Fund Institutional Class	5,175,706	65,558,597	5,911,436	20,439,463	(276,196)	12,423,591	-	-	63,454,161
Empower Large Cap Value Fund Institutional Class	20,764,498	164,202,095	13,047,828	50,370,630	(13,012,702)	30,930,898	-	-	157,810,191

Semi-Annual Report - June 28, 2024

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
Empower Mid Cap Value Fund Institutional Class	9,840,209	$89,260,315	$10,339,194	$17,500,542	$1,298,079	$4,199,666	$-	$-	$86,298,633
Empower Real Estate Index Fund Institutional Class	3,832,164	33,071,597	6,923,346	8,827,533	(1,239,227)	984,443	-	-	32,151,853
Empower Small Cap Growth Fund Institutional Class	2,009,599	23,986,334	3,058,743	7,411,835	(1,566,423)	3,014,939	-	-	22,648,181
Empower Small Cap Value Fund Institutional Class	8,094,169	59,391,459	9,657,166	20,485,474	(5,828,139)	7,691,324	-	-	56,254,475
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,457,214	35,764,318	4,317,561	10,572,656	(3,696,056)	4,925,799	-	-	34,435,022
					(26,185,148)	80,864,953	0	0	663,866,810
FIXED INTEREST CONTRACT 8.99%
Empower of America Contract	81,698,123	84,301,114	12,077,032	15,448,540	-	-	768,517	-	81,698,123
					0	0	768,517	0	81,698,123
				Total	$(31,577,066)	$86,754,476	$768,517	$0	$908,884,009
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/28/2024
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	5,743,292	$57,033,496	$5,375,054	$14,697,448	$(587,653)	$5,988,673	$-	$-	$53,699,775
Empower International Growth Fund Institutional Class	5,937,136	56,511,666	6,301,836	7,386,907	961,117	2,460,488	-	-	57,887,083
Empower International Value Fund Institutional Class	16,408,957	141,237,280	17,806,338	19,816,676	3,302,513	5,171,879	-	-	144,398,821
Empower Large Cap Growth Fund Institutional Class	6,257,519	75,690,776	4,686,543	17,968,508	55,435	14,308,380	-	-	76,717,191
Empower Large Cap Value Fund Institutional Class	25,225,564	190,125,557	11,146,816	27,588,129	2,826,162	18,030,043	-	-	191,714,287
Empower Mid Cap Value Fund Institutional Class	11,953,298	102,979,507	9,600,267	14,399,808	(255,331)	6,650,459	-	-	104,830,425
Empower Real Estate Index Fund Institutional Class	2,865,318	23,453,018	4,075,157	4,106,247	(744,603)	618,087	-	-	24,040,015
Empower Small Cap Growth Fund Institutional Class	2,442,861	27,677,711	2,825,972	4,833,128	(163,058)	1,860,489	-	-	27,531,044
Empower Small Cap Value Fund Institutional Class	9,838,887	68,726,123	9,181,257	14,451,633	(2,810,964)	4,924,520	-	-	68,380,267
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,642,833	41,457,881	3,836,367	7,398,457	(2,590,774)	4,020,485	-	-	41,916,276
					(7,156)	64,033,503	0	0	791,115,184
				Total	$(7,156)	$64,033,503	$0	$0	$791,115,184

Semi-Annual Report - June 28, 2024

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments, excluding all U.S. Government securities and short-term securities, were as follows:
	Purchases	Sales
Empower Conservative Profile Fund	$141,464,708	$363,507,084
Empower Moderately Conservative Profile Fund	111,518,117	203,146,544
Empower Moderate Profile Fund	175,368,292	118,155,191
Empower Moderately Aggressive Profile Fund	121,479,022	213,324,371
Empower Aggressive Profile Fund	74,835,608	132,639,786
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 28, 2024

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds' accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of each of the following series of the Company: (i) Empower Aggressive Profile Fund; (ii) Empower Moderately Aggressive Profile Fund; (iii) Empower Moderate Profile Fund; (iv) Empower Moderately Conservative Profile Fund; and (v) Empower Conservative Profile Fund.  (The Funds and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information regarding each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to a review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, as well as enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual

Semi-Annual Report - June 28, 2024

consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Funds and their shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Funds.  The Board also considered ECM’s reputation for management of its investment strategies and its decision& #8209;making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Funds, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer.  The Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Funds - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Funds, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Funds.

Semi-Annual Report - June 28, 2024

The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund.  The Board reviewed performance information for each Fund’s Investor Class and Institutional Class as compared against a composite of multiple indices and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 with respect to the Investor Class and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable composite index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its composite index and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s quintile ranking within its performance universe - with the first quintile being the best performers and the fifth quintile being the worst performers - and made the following observations:
Empower Aggressive Profile Fund: For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 were in the fourth, first, second and first quintiles, respectively, of its performance universe, which exceeded its performance universe median for each period reviewed with the exception of the one-year period.  As to the Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the fourth, first and second quintiles, respectively, of its performance universe, which, like the Investor Class, exceeded its performance universe median aside from the returns for the one-year period.
Empower Moderately Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2023 were in the fourth, third, fourth and third quintiles, respectively, of its performance universe, exceeding its performance universe median for the three-year period and specifically ranking in the 77th, 64th and 56th percentiles for the one-, five- and ten-year periods, respectively.  The annualized returns of the Fund’s Institutional Class were in the fourth, second and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2023, respectively, exceeding its performance universe median for the three-year period and specifically ranking in the 70th and 55th percentiles for the one- and five-year periods, respectively.
Empower Moderate Profile Fund: With the exception of the one-year period ended December 31, 2023, the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed and ranked in the second quintile of its respective performance universe.  As to the annualized returns of each class of the Fund for the one-year period ended December 31, 2023, such returns ranked in the third quintile of the respective performance universe, specifically ranking in the 54th percentile for the Investor Class and in the 51st percentile for the Institutional Class.
Empower Moderately Conservative Profile Fund: The annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2023 were in the fifth, third, fourth and fourth quintiles, respectively, of its performance universe, exceeding its performance universe median for the three-year period.  As to the Fund’s Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the fourth, third and fourth quintiles, respectively, of its performance universe, similarly exceeding its performance universe median for the three-year period.
Empower Conservative Profile Fund: For the Investor Class, the annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 were in the fourth, first, third and second quintiles, respectively, of its performance universe, exceeding its performance universe median for each period with the exception of the one-year period.  As to the Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the fourth, first and second quintiles, respectively, of its performance universe, similarly exceeding its performance universe median for each period aside from the one-year period.
In assessing the comparative performance information, including each Fund’s performance relative to its composite index which, with the exception of the Empower Conservative Profile Fund’s Institutional Class for the three- and five-year periods ended December 31, 2023 and the Empower Moderately Conservative Profile Fund’s Institutional Class for the three-year period ended December 31, 2023, underperformed its respective composite index, the Board considered ECM’s processes for monitoring Fund performance, as well as the regular reports provided to the Board from ECM regarding the ratings and

Semi-Annual Report - June 28, 2024

rolling analyses applied to each Fund by ECM.  Noting that each Fund operates as a “fund of funds,” with ECM using strategies to allocate each Fund’s assets among different asset classes and underlying funds, the Board also considered ECM’s asset allocation processes and the oversight thereof in its evaluation of each Fund’s performance.  Additionally, the Board evaluated performance results in light of each Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions.  Also relevant to the Board’s evaluation was ECM’s assessment that each Fund meets expectations with respect to its investment objective.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Funds.  With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds.  In addition, the Board noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2025, to reduce its management fee by a stated amount with respect to, as applicable, each Fund’s investment in a fixed income contract issued and guaranteed by ECM’s parent company, Empower of America.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group  (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
Empower Aggressive Profile Fund:  The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group (58th percentile) and above its peer group median expense ratio.  The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the fourth quintile of its peer group (67th percentile) and above its peer group median expense ratio.
Empower Moderately Aggressive Profile Fund:  The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the second quintile of its respective peer group.
Empower Moderate Profile Fund:  The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the second quintile of its respective peer group.
Empower Moderately Conservative Profile Fund:  The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the first quintile of its respective peer group and which, as to the Institutional Class, was the lowest of its peer group.
Empower Conservative Profile Fund:  The total annual operating expense ratio, including underlying fund expenses, for each class was lower than its respective peer group median expense ratio, ranking in the first quintile of its respective peer group and which, as to the Institutional Class, was the lowest of its peer group.
As part of its comprehensive evaluation, the Board reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.  In this connection, the Board considered the Independent Consultant’s overall conclusion that each Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable fees and expenses of similar funds and the profitability of ECM.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Funds.

Semi-Annual Report - June 28, 2024

With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In addition, with respect to the Conservative Profile and Moderately Conservative Profile Funds in particular, the Board noted that ECM reported a negative margin associated with its management of each of such Funds.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets.  Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders.  The Board also noted that under each Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund other than the Empower Aggressive Profile Fund invests in a fixed income contract issued and guaranteed by Empower of America.  The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.

Semi-Annual Report - June 28, 2024

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

Semi-Annual Report - June 28, 2024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024